U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933

REGISTRATION NO. 333-76407

POST-EFFECTIVE AMENDMENT NO. 19

and

REGISTRATION STATEMENT UNDER THE

INVESTMENT COMPANY ACT OF 1940

REGISTRATION NO. 811-9293

POST EFFECTIVE AMENDMENT NO. 19

DAVIS VARIABLE ACCOUNT FUND, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85756

(1-520-434-3771)

Agents For Service:	Thomas D. Tays, Esq.
Davis Selected Advisers, L.P. 2949 East Elvira Road, Suite 101 Tucson, Arizona 85756 1-520-434-3771
-or- Arthur Don Greenberg Traurig LLP 77 West Wacker Drive Suite 3100 Chicago, IL 60601 (312) 456-8438

It is proposed that this filing will become effective:

X	Immediately upon filing pursuant to paragraph (b)
On pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)
On , pursuant to paragraph (a) of Rule 485
75 days after filing pursuant to paragraph (a)(2) of Rule 485
On , pursuant to paragraph (a)(2) of Rule 485

    Title of Securities being Registered: Common Stock of:

Davis Value Portfolio;

Davis Financial Portfolio; and

Davis Real Estate Portfolio

EXPLANATORY NOTE

This Post-Effective Amendment No. 19 to the Registration Statement contains:

XBRL filings for

Davis Variable Account Fund

Signature Pages

Exhibits:

DAVIS VARIABLE ACCOUNT FUND, INC.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Tucson and State of Arizona on the 1st day of May, 2012.

The Registrant hereby certifies that this Post Effective Amendment meets all the requirements for effectiveness under paragraph (b) of Rule 485 of the Securities Act of 1933.

DAVIS VARIABLE ACCOUNT FUND, INC.

*By:	/s/ Thomas Tays
Thomas Tays
Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated.

Signature	Title	Date

Kenneth Eich*	Principal Executive Officer	May 1, 2012
Kenneth Eich

Douglas Haines*	Principal Financial Officer; and
Douglas Haines	Principal Accounting Officer	May 1, 2012

*By:	/s/ Thomas Tays
Thomas Tays
Attorney-in-Fact

*Thomas Tays signs this document on behalf of the Registrant and each of the foregoing officers pursuant to the powers of attorney filed as Exhibit 23(q)(1) of Registrant’s registration statement 333-76407.

/s/ Thomas Tays
Thomas Tays
Attorney-in-Fact

DAVIS VARIABLE ACCOUNT FUND, INC.

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on May 1, 2012 by the following persons in the capacities indicated.

Signature	Title

Marc P. Blum*	Director
Marc P. Blum

Andrew A. Davis*	Director
Andrew A. Davis

Christopher C. Davis*	Director
Christopher C. Davis

John Gates*	Director
John Gates

Thomas S. Gayner*	Director
Thomas S. Gayner

Samuel H. Iapalucci*	Director
Samuel H. Iapalucci

Robert P. Morgenthau*	Director
Robert P. Morgenthau

Marsha Williams*	Director
Marsha Williams

*Thomas Tays signs this document on behalf of each of the foregoing persons pursuant to the power of attorney filed as Exhibit 23(q)(1) of Registrant’s registration statement 333-76407.

/s/ Thomas Tays
Thomas Tays
Attorney-in-Fact

EXHIBIT LIST

XBRL Files for Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio

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